Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Deferred tax assets
Accrued expenses	$ 984	$ 1,217
Allowance for doubtful accounts	1,031	598
Impairment loss from long-term investments	1,178	867
Change in fair value of contingent consideration payable	0	435
Property, plant and equipment	103	111
Net operating loss carry-forwards	2,811	3,364
Total deferred tax assets	6,107	6,592
Less: valuation allowance	(2,242)	(881)
Deferred tax assets, net	3,865	5,711
Deferred tax liabilities
Intangible assets	7,085	9,236
Withholding tax on undistributed earnings	3,556	3,011
Unrealized gain on available-for-sale investments	647	446
Capitalized commission fees	1,407	0
Total deferred tax liabilities	$ 12,695	$ 12,693